Accumulated Other Comprehensive Income - Tax Effects on Each Component of Accumulated Other Comprehensive Income Recognized in Statements of Comprehensive Income (Loss) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Foreign currency cumulative translation adjustments, before tax	$ 7.1	$ (40.3)	$ (2.9)
Unrealized cash flow hedge (losses) gains, before tax	(6.7)	116.0	84.8
Reclassification adjustments on cash flow hedges, before tax	(55.6)	(84.6)	(93.4)
Adjustments to prior service cost and unrecognized actuarial assumptions, before tax	48.7	(18.6)	(17.0)
Total Other Comprehensive (Loss) Income	(6.5)	(27.5)	(28.5)
Foreign currency cumulative translation adjustments, tax	(62.7)	39.3	(12.8)
Unrealized cash flow hedge (losses) gains, tax	(0.4)	21.2	13.7
Reclassification adjustments on cash flow hedges, tax	(10.3)	(14.7)	(16.0)
Adjustments to prior service cost and unrecognized actuarial assumptions, tax	9.8	(1.5)	(1.7)
Total Other Comprehensive (Loss) Income, tax	(63.6)	44.3	(16.8)
Foreign currency cumulative translation adjustments, net of tax	69.8	(79.6)	9.9
Unrealized cash flow hedge (losses) gains, net of tax	(6.3)	94.8	71.1
Reclassification adjustments on cash flow hedges, net of tax	(45.3)	(69.9)	(77.4)
Adjustments to prior service cost and unrecognized actuarial assumptions, net of tax	38.9	(17.1)	(15.3)
Total Other Comprehensive (Loss) Income	$ 57.1	$ (71.8)	$ (11.7)